Business Description and Accounting Policies: Financial Instruments (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Financial Instruments	Financial Instruments Unless otherwise specified, management believes the carrying value of its financial instruments approximates their fair value due to the short term to maturity.